Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	COMMUNICATIONS SALES & LEASING, INC.
Entity Central Index Key	0001620280
Document Type	S-11
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer